Employee Benefits (Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Current service cost	€ 1,736	€ 1,565
Interest on obligation	1,164	962
Past service costs	104	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Expected return on plan assets	853	673
Front-End [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance January 1	9,485	8,805
Current service cost	731	664	629
Interest on obligation	121	107	139
Actuarial losses (gains)	(436)	(53)
Benefits paid	(423)	(176)
Curtailment and settlement	0	(630)
Foreign currency translation effect	(1,121)	768
Balance December 31	8,357	9,485	8,805
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance January 1	4,090	3,189
Expected return on plan assets	144	103	77
Actuarial (losses) gains	52	(219)
Company contribution	1,544	852
Foreign currency translation effect	(613)	341
Balance December 31	4,794	4,090	3,189
Back-End [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance January 1	22,303	0
Obligation assumed in the acquisition of SEAS	0	22,305
Current service cost	1,691	1,502
Interest on obligation	1,095	898
Past service costs	104	0
Actuarial losses (gains)	8,532	(2,662)
Benefits paid	(55)	(26)
Transfers	85	(65)
Contribution participants	222	89
Foreign currency translation effect	10	262
Balance December 31	33,987	22,303
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance January 1	21,364	0
Fair value of plan assets at completion date of acquisition of SEAS	0	22,199
Expected return on plan assets	853	673
Actuarial (losses) gains	2,981	(1,646)
Company contribution	1,615	0
Foreign currency translation effect	0	49
Balance December 31	27,035	21,364
Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance January 1	1,414	1,470
Current service cost	45	63
Interest on obligation	69	65
Past service costs	0	0
Actuarial losses (gains)	372	(174)
Benefits paid	(181)	(18)
Transfers	(85)	0
Foreign currency translation effect	0	8
Balance December 31	1,634	1,414
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Expected return on plan assets	€ 0	€ 0